INCOME TAXES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools available for deduction	$ 1,350,000,000
Federal and provincial corporate income tax rate	27.00%	27.00%
Tax effect of deferred tax assets associated with resource pools	$ 163,400,000	$ 0
Deductible temporary differences for which no tax asset is recognized	5,200,000	$ 14,600,000
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools available for deduction against future income	$ 144,100,000